NOTES PAYABLE - Disaggregation of interest expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
NOTES PAYABLE.
Contractual interest expense	$ 281,675	$ 60,338
Debt discount amortization	190,866		$ 300,803
Debt issuance cost amortization	969,581
Total interest expense	$ 1,442,122	$ 60,338	$ 759,300	$ 172,143